As filed with the Securities and Exchange Commission on March 30, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  October 31, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedules of Investments.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
at January 31, 2017 (Unaudited)

COMMON STOCKS - 97.08%	Shares	Value
Administrative and Support Services - 2.89%
Synchrony Financial	52,000	$1,862,640

Apparel Manufacturing - 2.52%
VF Corp.	31,600	1,626,768

Beverage and Tobacco Product Manufacturing - 2.22%
Wendy's Co.	106,100	1,435,533

Chemical Manufacturing - 9.72%
Abbott Laboratories	47,100	1,967,367
AdvanSix, Inc.*	732	18,805
Allergan PLC*#	4,091	895,479
Inter Parfums, Inc.	23,050	786,005
Pfizer, Inc.	23,964	760,378
RPM International, Inc.	27,300	1,426,698
Zoetis, Inc.	7,553	414,962
		6,269,694

Clothing and Clothing Accessories Stores - 2.09%
Urban Outfitters, Inc.*	50,800	1,348,232

Computer and Electronic Product Manufacturing - 14.14%
Halyard Health, Inc.*	1,806	69,477
Intel Corp.	49,100	1,807,862
Texas Instruments, Inc.	30,000	2,266,200
Western Digital Corp.	38,667	3,082,920
Xilinx, Inc.	32,600	1,897,320
		9,123,779

Credit Intermediation and Related Activities - 5.83%
Bank of New York Mellon Corp.	16,300	729,099
F.N.B. Corp.	33,700	503,478
PNC Financial Services Group, Inc.	21,000	2,529,660
		3,762,237

Fabricated Metal Product Manufacturing - 2.28%
Parker-Hannifin Corp.	10,000	1,471,300

Insurance Carriers and Related Activities - 6.07%
Arthur J. Gallagher & Co.	41,300	2,223,179
Loews Corp.	36,350	1,693,183
		3,916,362

Machinery Manufacturing - 3.49%
General Electric Co.	22,884	679,655
II-VI, Inc.*	43,150	1,574,975
		2,254,630

Miscellaneous Manufacturing - 6.73%
Medtronic PLC#	25,900	1,968,918
Rockwell Automation, Inc.	16,050	2,375,239
		4,344,157

Nonmetallic Mineral Product Manufacturing - 3.21%
Headwaters, Inc.*	89,300	2,069,081

Paper Manufacturing - 2.88%
Kimberly-Clark Corp.	15,350	1,859,345

Petroleum and Coal Products Manufacturing - 1.84%
BP PLC - ADR	33,000	1,187,340

Primary Metal Manufacturing - 1.36%
Matthews International Corp. - Class A	13,000	876,850

Professional, Scientific, and Technical Services - 6.10%
Amgen, Inc.	8,150	1,276,942
NetScout Systems, Inc.*	79,800	2,657,340
		3,934,282
Publishing Industries (except Internet) - 7.05%
CA, Inc.	56,900	1,779,263
Microsoft Corp.	42,800	2,767,020
		4,546,283

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.56%
Charles Schwab Corp.	40,000	1,649,600

Telecommunications - 6.50%
AT&T, Inc.	55,000	2,318,800
Verizon Communications, Inc.	38,250	1,874,632
		4,193,432

Transportation Equipment Manufacturing - 7.16%
Boeing Co.	15,000	2,451,300
Honeywell International, Inc.	18,300	2,165,256
		4,616,556

Utilities - 0.44%
Kinder Morgan, Inc.	12,693	283,562
Total Common Stocks (Cost $37,880,703)		62,631,663

SHORT-TERM INVESTMENTS - 2.90%
Money Market Funds - 2.90%
Invesco STIT - Government & Agency Portfolio - Institutional Class, 0.47%† (Cost $1,870,080)	1,870,080	1,870,080

Total Investments (Cost $39,750,783) - 99.98%		64,501,743
Other Assets in Excess of Liabilities - 0.02%		11,962
Net Assets - 100.00%		$64,513,705

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield at January 31, 2017.
ADR - American Depository Receipt

Fort Pitt Capital Total Return Fund
Notes to Schedule of Investments
January 31, 2017 (Unaudited)

Note 1 – Securities Valuation

The Fort Pitt Capital Total Return Fund's (the "Fund") investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support, Waste Management	$1,862,640	$-	$-	$1,862,640
Finance and Insurance	9,328,199	-	-	9,328,199
Information	8,739,715	-	-	8,739,715
Manufacturing	37,135,033	-	-	37,135,033
Professional, Scientific, and Technical Services	3,934,282	-	-	3,934,282
Retail Trade	1,348,232	-	-	1,348,232
Utilities	283,562	-	-	283,562
Total Common Stocks	62,631,663	-	-	62,631,663
Short-Term Investments	1,870,080	-	-	1,870,080
Total Investments	$64,501,743	$-	$-	$64,501,743

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at January 31, 2017, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended January 31, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

Cost of investments	$39,750,783

Gross unrealized appreciation	$25,563,179
Gross unrealized depreciation	(812,219)
Net unrealized appreciation	$24,750,960

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect the tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")), as amended, (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 3/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 3/22/2017

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 3/22/2017

* Print the name and title of each signing officer under his or her signature.